Restricted Bank Deposits - Summary of Restricted Bank Deposits (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	¥ 7,046	¥ 8,836
Restricted bank deposits, Current assets	2,163	2,830
Restricted bank deposits, Total	9,209	11,666
Statutory deposit reserves [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	6,720	8,728
Restricted bank deposits, Total	6,720	8,728
Deposited customer reserves [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Current assets	1,457	2,332
Restricted bank deposits, Total	1,457	2,332
Performance bonds and others [member]
Disclosure of restricted bank deposits [Line Items]
Restricted bank deposits, Non-current assets	326	108
Restricted bank deposits, Current assets	706	498
Restricted bank deposits, Total	¥ 1,032	¥ 606